Intangible assets, net - Amortization expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets, net
Amortization expense	$ 4,774	$ 4,167	$ 4,221
Cost of revenues
Intangible assets, net
Amortization expense	4,771	4,147	4,147
Research and development
Intangible assets, net
Amortization expense	1	1	3
Sales and marketing expenses
Intangible assets, net
Amortization expense		3	17
General and administrative expenses
Intangible assets, net
Amortization expense	$ 2	$ 16	$ 54